UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number
811-3361

     Fidelity Massachusetts Municipal Trust
(Exact name of registrant as specified in charter)

     82 Devonshire St., Boston, Massachusetts 02109
(Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary 82 Devonshire St. Boston, Massachusetts 02109 (Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31
Date of reporting period:	October 31, 2005
Item 1.	Schedule of Investments

1

Quarterly Holdings Report for

Fidelity® Massachusetts Municipal Money Market Fund

October 31, 2005

1.809069.101 MFS-QTLY-1205

Investments October 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities — 96.8%

	Principal	Value
	Amount
Massachusetts – 94.5%
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.)
Series 1997, 2.75%, LOC Fleet Bank NA, VRDN (b)(e)	$ 3,615,000	$3,615,000
Boston Wtr. & Swr. Commission Rev. Participating VRDN:
Series MS 00 434, 2.72% (Liquidity Facility Morgan
Stanley) (b)(f)	4,830,000	4,830,000
Series SG 75, 2.72% (Liquidity Facility Societe
Generale) (b)(f)	13,480,000	13,480,000
Cambridge Gen. Oblig. BAN 3.75% 3/1/06	11,475,000	11,510,005
Concord Gen. Oblig. BAN 4% 9/28/06	15,900,000	16,056,875
Dighton-Rehoboth Reg’l. School District BAN 4% 6/2/06	20,000,000	20,124,757
Dudley Charlton Reg’l. School District Participating VRDN
Series PA 521, 2.72% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(f)	5,675,000	5,675,000
Easton Gen. Oblig. BAN 3.5% 6/9/06	16,680,000	16,748,452
Fall River Gen. Oblig. BAN 4% 7/26/06	18,100,000	18,228,473
Franklin Gen. Oblig. BAN 3.75% 3/28/06	14,200,000	14,259,153
Haverhill Gen. Oblig. BAN 3.75% 3/30/06	8,430,000	8,466,955
Lincoln-Sudbury Reg’l. School District BAN 4.5% 10/6/06	8,769,315	8,892,719
Lynnfield Gen. Oblig. BAN 3.5% 3/1/06	62,138	62,349
Massachusetts Bay Trans. Auth.:
Participating VRDN:

Series EGL 04 24, Class A, 2.74% (Liquidity Facility
Citibank NA) (b)(f)	10,070,000	10,070,000
Series EGL 99 2101, 2.74% (Liquidity Facility Citibank
NA, New York) (b)(f)	12,600,000	12,600,000
Series Merlots 00 H, 2.71% (Liquidity Facility Wachovia
Bank NA) (b)(f)	24,930,000	24,930,000
Series MS 00 431, 2.72% (Liquidity Facility Morgan
Stanley) (b)(f)	1,895,000	1,895,000
Series MS 1174, 2.72% (Liquidity Facility Morgan
Stanley) (b)(f)	13,895,000	13,895,000
Series MS 98 107, 2.72% (Liquidity Facility Morgan
Stanley) (b)(f)	5,565,000	5,565,000
Series PA 675, 2.72% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	4,670,000	4,670,000
Series PT 3149, 2.72% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	10,690,000	10,690,000
Series ROC II R427, 2.74% (Liquidity Facility Citibank
NA) (b)(f)	5,395,000	5,395,000
Series ROC II R6522, 2.74% (Liquidity Facility Citibank
NA) (b)(f)	10,485,000	10,485,000
Series TOC 04 D, 2.73% (Liquidity Facility Goldman Sachs
Group, Inc.) (b)(f)	7,800,000	7,800,000

Quarterly Report 2

Municipal Securities – continued
	Principal	Value
	Amount
Massachusetts – continued
Massachusetts Bay Trans. Auth.: – continued
Series 1999, 2.78%, VRDN (b)	$23,900,000	$ 23,900,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating
VRDN:
Series DB 163, 2.72% (Liquidity Facility Deutsche Bank
AG) (b)(f)	5,550,000	5,550,000
Series EGL 04 4, 2.74% (Liquidity Facility Citibank NA) (b)(f)	9,000,000	9,000,000
Series EGL 720050007, 2.74% (Liquidity Facility Citibank
NA) (b)(f)	25,300,000	25,300,000
Series IXIS 05 12, 2.74% (Liquidity Facility CDC Fin.-CDC
IXIS) (b)(f)	6,905,000	6,905,000
Series Macon 05 E, 2.73% (Liquidity Facility Bank of
America NA) (b)(f)	7,600,000	7,600,000
Series Merlots 04 B4, 2.71% (Liquidity Facility Wachovia
Bank NA) (b)(f)	13,925,000	13,925,000
Series MS 01 723, 2.72% (Liquidity Facility Morgan
Stanley) (b)(f)	34,355,000	34,355,000
Series PT 1580, 2.72% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(f)	10,000,000	10,000,000
Series PT 2081, 2.72% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(f)	17,280,000	17,280,000
Series PT 2459, 2.72% (Liquidity Facility Dexia Cr. Local de
France) (b)(f)	37,955,000	37,955,000
Series PT 2581, 2.72% (Liquidity Facility Dexia Cr. Local de
France) (b)(f)	137,185,000	137,184,999
Series Putters 733T, 2.73% (Liquidity Facility JPMorgan
Chase Bank) (b)(f)	10,175,000	10,175,000
Series Putters 966, 2.73% (Liquidity Facility PNC Bank NA,
Pittsburgh) (b)(f)	10,800,000	10,800,000
Series ROC II R1034, 2.74% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(f)	8,030,000	8,030,000
Series ROC II R369, 2.74% (Liquidity Facility Citibank
NA) (b)(f)	16,470,000	16,470,000
Massachusetts College Bldg. Auth. Proj. Rev. Participating
VRDN:
Series Merlots 00 B11, 2.71% (Liquidity Facility Wachovia
Bank NA) (b)(f)	8,150,000	8,150,000
Series PT 2077, 2.72% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(f)	5,235,000	5,235,000
Massachusetts Dev. Fin. Agcy. Assisted Living Facility Rev.
(Whalers Cove Proj.) Series 2001 A, 2.74%, LOC Wachovia
Bank NA, VRDN (b)(e)	3,250,000	3,250,000

3		Quarterly Report

Investments (Unaudited) - continued

Municipal Securities – continued
	Principal	Value
	Amount
Massachusetts – continued
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 2.72%, LOC
Bank of America NA, VRDN (b)(e)	$ 3,500,000	$3,500,000
(Monkiewicz Realty Trust Proj.) 2.72%, LOC Fleet Bank NA,
VRDN (b)(e)	5,425,000	5,425,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apartments Proj.) Series A, 2.74%, LOC
PNC Bank NA, Pittsburgh, VRDN (b)(e)	8,000,000	8,000,000
(Casco Crossing Proj.) 2.77%, LOC Fannie Mae,
VRDN (b)(e)	5,500,000	5,500,000
(Georgetown Village Apts. Proj.) 2.77%, LOC Fannie Mae,
VRDN (b)(e)	9,850,000	9,850,000
(Salem Heights Apts. Proj.) Series A, 2.7%, LOC Fed. Home
Ln. Bank of Boston, VRDN (b)(e)	15,700,000	15,700,000
Massachusetts Dev. Fin. Agcy. Resource Recovery Rev. (Waste
Mgmt., Inc. Proj.) Series 1999, 2.75%, LOC SunTrust Bank,
VRDN (b)(e)	2,500,000	2,500,000
Massachusetts Dev. Fin. Agcy. Rev.:
Participating VRDN:
Series LB 05 K10, 2.82% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (b)(f)	6,930,000	6,930,000
Series Macon 05 J, 2.73% (Liquidity Facility Bank of
America NA) (b)(f)	17,195,000	17,195,000
Series PA 1316, 2.72% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	10,315,000	10,315,000
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 2.75%,
LOC PNC Bank NA, Pittsburgh, VRDN (b)	7,125,000	7,125,000
(Boston Renaissance Charter School Proj.) 2.75%, LOC Fleet
Nat’l. Bank, VRDN (b)	13,485,000	13,485,000
(Brooks School Issue Proj.) Series 1999 A, 2.69% (MBIA
Insured), VRDN (b)	3,700,000	3,700,000
(Neighborhood House Charter Proj.) Series A, 2.7%, LOC
Bank of America NA, VRDN (b)	7,100,000	7,100,000
(Newton Country Day School of the Sacred Heart Proj.)
2.7%, LOC Bank of America NA, VRDN (b)	10,280,000	10,280,000
(Newton Country Day School Proj.) 2.71%, LOC Fleet Nat’l.
Bank, VRDN (b)	8,000,000	8,000,000
(Sherburne Commons, Inc. Proj.) 2.7%, LOC Comerica Bank,
Detroit, VRDN (b)	13,750,000	13,750,000
(Thayer Academy Proj.) 2.7%, LOC Allied Irish Banks PLC,
VRDN (b)	12,670,000	12,670,000
(Third Sector New England, Inc. Proj.) Series A, 2.7%, LOC
Fleet Nat’l. Bank, VRDN (b)	17,700,000	17,700,000

Quarterly Report 4

Municipal Securities – continued
	Principal	Value
	Amount
Massachusetts – continued
Massachusetts Dev. Fin. Agcy. Rev.: – continued
(WGBH Edl. Foundation Proj.):
Series 2005 A, 2.7% (AMBAC Insured), VRDN (b)	$20,000,000	$ 20,000,000
Series B, 2.7% (AMBAC Insured), VRDN (b)	28,300,000	28,300,000
(YMCA of Greater Boston Proj.):
Series A, 2.72%, LOC Citizens Bank of Massachusetts,
VRDN (b)	19,900,000	19,900,000
Series B, 2.72%, LOC Citizens Bank of Massachusetts,
VRDN (b)	5,000,000	5,000,000
Series 2, 3% 4/3/06, LOC Fleet Nat’l. Bank, CP	7,745,000	7,745,000
Series A, 2.71%, LOC Fleet Nat’l. Bank, VRDN (b)	13,000,000	13,000,000
2.72%, LOC Key Bank NA, VRDN (b)	9,000,000	9,000,000
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev.
(Wheelabrator Millbury Proj.) 2.8%, LOC JPMorgan Chase
Bank, VRDN (b)(e)	5,000,000	5,000,000
Massachusetts Fed. Hwy. Participating VRDN Series PT 393,
2.72% (Liquidity Facility BNP Paribas SA) (b)(f)	8,010,000	8,010,000
Massachusetts Gen. Oblig.:
Bonds Series PT 983, 2.95%, tender 7/20/06 (Liquidity
Facility DEPFA BANK PLC) (b)(f)(g)	25,800,000	25,800,000
Participating VRDN:
Series AAB 00 18, 2.71% (Liquidity Facility ABN-AMRO
Bank NV) (b)(f)	14,740,000	14,740,000
Series AAB 02 18, 2.72% (Liquidity Facility ABN-AMRO
Bank NV) (b)(f)	14,375,000	14,375,000
Series BA 01 O, 2.73% (Liquidity Facility Bank of America
NA) (b)(f)	2,785,000	2,785,000
Series BA 02 C, 2.73% (Liquidity Facility Bank of America
NA) (b)(f)	3,490,000	3,490,000
Series Clipper 05 22, 2.73% (Liquidity Facility State Street
Bank & Trust Co., Boston) (b)(f)	22,535,000	22,535,000
Series EGL 00 2102, 2.74% (Liquidity Facility Citibank
NA, New York) (b)(f)	7,400,000	7,400,000
Series EGL 01 2102, 2.74% (Liquidity Facility Citibank
NA, New York) (b)(f)	14,835,000	14,835,000
Series EGL 01 2103, 2.74% (Liquidity Facility Citibank
NA, New York) (b)(f)	38,500,000	38,500,000
Series EGL 01 2104, 2.74% (Liquidity Facility Citibank
NA, New York) (b)(f)	16,100,000	16,100,000
Series EGL 01 2105, 2.74% (Liquidity Facility Citibank
NA, New York) (b)(f)	35,585,000	35,585,000
Series EGL 02 6008, 2.74% (Liquidity Facility Citibank
NA, New York) (b)(f)	7,860,000	7,860,000

5		Quarterly Report

Investments (Unaudited) - continued

Municipal Securities – continued

	Principal	Value
	Amount
Massachusetts – continued
Massachusetts Gen. Oblig.: – continued
Participating VRDN:
Series EGL 03 13, 2.74% (Liquidity Facility Citibank NA,
New York) (b)(f)	$16,830,000	$16,830,000
Series EGL 03 7777, 2.74% (Liquidity Facility Citibank
NA, New York) (b)(f)	26,565,000	26,565,000
Series EGL 04 0003, 2.74% (Liquidity Facility Citibank
NA) (b)(f)	23,635,000	23,635,000
Series EGL 04 0005, 2.74% (Liquidity Facility Citibank
NA) (b)(f)	1,650,000	1,650,000
Series EGL 04 0006, 2.74% (Liquidity Facility Citibank
NA) (b)(f)	12,750,000	12,750,000
Series EGL 04 0008, 2.74% (Liquidity Facility Citibank
NA) (b)(f)	14,850,000	14,850,000
Series IXIS 04 9, 2.74% (Liquidity Facility CDC Fin.-CDC
IXIS) (b)(f)	34,205,000	34,205,000
Series Macon 05 C, 2.73% (Liquidity Facility Bank of
America NA) (b)(f)	3,950,000	3,950,000
Series Merlot 05 B1, 2.72% (Liquidity Facility Wachovia
Bank NA) (b)(f)	17,095,000	17,095,000
Series Merlots 04 B12, 2.71% (Liquidity Facility Wachovia
Bank NA) (b)(f)	10,675,000	10,675,000
Series Merlots 04 C42, 2.71% (Liquidity Facility Wachovia
Bank NA) (b)(f)	5,385,000	5,385,000
Series Merlots 04 C44, 2.71% (Liquidity Facility Wachovia
Bank NA) (b)(f)	7,500,000	7,500,000
Series Merlots A51, 2.71% (Liquidity Facility Wachovia
Bank NA) (b)(f)	7,355,000	7,355,000
Series MS 01 535, 2.72% (Liquidity Facility Morgan
Stanley) (b)(f)	20,041,500	20,041,500
Series MS 01 574, 2.72% (Liquidity Facility Morgan
Stanley) (b)(f)	6,395,000	6,395,000
Series MS 01 785 2.72% (Liquidity Facility Morgan
Stanley) (b)(f)	8,575,000	8,575,000
Series MS 1015, 2.72% (Liquidity Facility Morgan
Stanley) (b)(f)	7,195,000	7,195,000
Series MS 1047, 2.72% (Liquidity Facility Morgan
Stanley) (b)(f)	12,390,000	12,390,000
Series MS 1186, 2.72% (Liquidity Facility Rabobank
Nederland Coop. Central) (b)(f)	16,315,000	16,315,000
Series MS 872, 2.72% (Liquidity Facility Morgan
Stanley) (b)(f)	7,495,000	7,495,000
Series MS 902, 2.72% (Liquidity Facility Morgan
Stanley) (b)(f)	9,995,000	9,995,000

Quarterly Report 6

Municipal Securities – continued
	Principal	Value
	Amount
Massachusetts – continued
Massachusetts Gen. Oblig.: – continued
Participating VRDN:
Series MS 903, 2.72% (Liquidity Facility Morgan
Stanley) (b)(f)	$ 1,495,000	$ 1,495,000
Series PA 1059, 2.72% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	4,900,000	4,900,000
Series PT 1390, 2.72% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	10,145,000	10,145,000
Series PT 1609, 2.72% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	10,060,000	10,060,000
Series PT 1611, 2.72% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	15,760,000	15,760,000
Series PT 1618, 2.72% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	8,065,000	8,065,000
Series PT 1726, 2.72% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	12,085,000	12,085,000
Series PT 1802, 2.72% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	4,945,000	4,945,000
Series PT 1945, 2.72% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	12,230,000	12,230,000
Series PT 2008, 2.72% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	6,870,000	6,870,000
Series PT 2015, 2.72% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	11,160,000	11,160,000
Series PT 2073, 2.72% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	2,635,000	2,635,000
Series PT 2118, 2.72% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	10,485,000	10,485,000
Series PT 2146, 2.72% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	5,390,000	5,390,000
Series PT 2226, 2.72% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	16,680,000	16,680,000
Series PT 2252, 2.72% (Liquidity Facility Dexia Cr. Local
de France) (b)(f)	11,345,000	11,345,000
Series PT 2289, 2.72% (Liquidity Facility Dexia Cr. Local
de France) (b)(f)	11,420,000	11,420,000
Series PT 2389, 2.72% (Liquidity Facility Dexia Cr. Local
de France) (b)(f)	11,845,000	11,845,000
Series PT 2421, 2.72% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	15,240,000	15,240,000
Series PT 2425, 2.72% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	28,705,000	28,705,000
Series PT 2426, 2.72% (Liquidity Facility Dexia Cr. Local
de France) (b)(f)	21,855,000	21,855,000

7		Quarterly Report

Investments (Unaudited) - continued

Municipal Securities – continued

	Principal	Value
	Amount
Massachusetts – continued
Massachusetts Gen. Oblig.: – continued
Participating VRDN:
Series PT 2427, 2.72% (Liquidity Facility Dexia Cr. Local
de France) (b)(f)	$ 6,820,000	$6,820,000
Series PT 921, 2.72% (Liquidity Facility BNP Paribas
SA) (b)(f)	18,700,000	18,700,000
Series Putters 1115, 2.72% (Liquidity Facility JPMorgan
Chase & Co.) (b)(f)	13,280,000	13,280,000
Series Putters 300, 2.72% (Liquidity Facility JPMorgan
Chase & Co.) (b)(f)	24,255,000	24,255,000
Series Putters 301, 2.72% (Liquidity Facility JPMorgan
Chase & Co.) (b)(f)	19,490,000	19,490,000
Series Putters 317, 2.72% (Liquidity Facility JPMorgan
Chase & Co.) (b)(f)	13,190,000	13,190,000
Series Putters 343, 2.72% (Liquidity Facility JPMorgan
Chase & Co.) (b)(f)	7,870,000	7,870,000
Series Putters 402, 2.72% (Liquidity Facility JPMorgan
Chase Bank) (b)(f)	30,020,000	30,020,000
Series Putters 462, 2.73% (Liquidity Facility PNC Bank
NA, Pittsburgh) (b)(f)	8,895,000	8,895,000
Series Putters 571, 2.72% (Liquidity Facility JPMorgan
Chase & Co.) (b)(f)	10,440,000	10,440,000
Series Putters 627, 2.72% (Liquidity Facility JPMorgan
Chase & Co.) (b)(f)	5,090,000	5,090,000
Series Putters 794, 2.73% (Liquidity Facility JPMorgan
Chase & Co.) (b)(f)	5,440,000	5,440,000
Series Putters 808, 2.73% (Liquidity Facility Dresdner Bank
AG) (b)(f)	14,970,000	14,970,000
Series ROC II 4526, 2.74% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(f)	5,135,000	5,135,000
Series ROC II R191, 2.74% (Liquidity Facility Citibank
NA) (b)(f)	5,995,000	5,995,000
Series ROC II R2042, 2.74% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(f)	5,135,000	5,135,000
Series ROC II R6050, 2.74% (Liquidity Facility Citibank
NA) (b)(f)	5,800,000	5,800,000
Series Stars 04 94, 2.72% (Liquidity Facility BNP Paribas
SA) (b)(f)	10,910,000	10,910,000
Series Stars 80, 2.72% (Liquidity Facility BNP Paribas
SA) (b)(f)	19,700,000	19,700,000
Series TOC 05 B, 2.73% (Liquidity Facility Goldman Sachs
Group, Inc.) (b)(f)	20,000,000	20,000,000
Series TOC 05 C, 2.73% (Liquidity Facility Goldman Sachs
Group, Inc.) (b)(f)	9,900,000	9,900,000

Quarterly Report 8

Municipal Securities – continued
	Principal	Value
	Amount
Massachusetts – continued
Massachusetts Gen. Oblig.: – continued
(Central Artery Proj.):
Series 2000 A, 2.72% (Liquidity Facility Landesbank
Baden-Wuert), VRDN (b)	$17,600,000	$ 17,600,000
Series B, 2.72%, VRDN (b)	17,445,000	17,445,000
Series 2001 B, 2.79% (Liquidity Facility Landesbank
Hessen-Thuringen), VRDN (b)	88,475,000	88,475,000
Series 2001 C, 2.79% (Liquidity Facility State Street Bank &
Trust Co., Boston), VRDN (b)	37,490,000	37,490,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds (Amherst College Proj.) Series H, 2.7%, tender
4/3/06 (b)	29,100,000	29,100,000
Participating VRDN:
Series 01 834, 2.72% (Liquidity Facility Morgan
Stanley) (b)(f)	28,300,000	28,300,000
Series BA 02 D, 2.73% (Liquidity Facility Bank of America
NA) (b)(f)	10,505,000	10,505,000
Series EGL 03 50, 2.74% (Liquidity Facility Citibank NA,
New York) (b)(f)	15,310,000	15,310,000
Series EGL 03 9, 2.74% (Liquidity Facility Citibank NA,
New York) (b)(f)	9,900,000	9,900,000
Series EGL 04 0013, 2.74% (Liquidity Facility Citibank
NA) (b)(f)	9,100,000	9,100,000
Series EGL 04 39, 2.74% (Liquidity Facility Citibank
NA) (b)(f)	23,000,000	23,000,000
Series EGL 04 44 Class A, 2.74% (Liquidity Facility
Citibank NA) (b)(f)	26,975,000	26,975,000
Series EGL 7050044 Class A, 2.74% (Liquidity Facility
Citibank NA) (b)(f)	11,325,000	11,325,000
Series EGL 96 2101, 2.74% (Liquidity Facility Citibank
NA, New York) (b)(f)	17,000,000	17,000,000
Series EGL 97 2104, 2.74% (Liquidity Facility Citibank
NA, New York) (b)(f)	17,500,000	17,500,000
Series LB 05 F5, 2.86% (Lehman Brothers Hldgs., Inc.
Guaranteed) (Liquidity Facility Lehman Brothers Hldgs.,
Inc.) (b)(f)	6,620,000	6,620,000
Series Merlots 00 T, 2.71% (Liquidity Facility Wachovia
Bank NA) (b)(f)	3,970,000	3,970,000
Series Merlots 00 WW, 2.71% (Liquidity Facility Wachovia
Bank NA) (b)(f)	14,650,000	14,650,000
Series Merlots 04 A14, 2.71% (Liquidity Facility Wachovia
Bank NA) (b)(f)	6,305,000	6,305,000
Series Merlots 97 Y, 2.71% (Liquidity Facility Wachovia
Bank NA) (b)(f)	6,500,000	6,500,000

9		Quarterly Report

Investments (Unaudited) - continued

Municipal Securities – continued
	Principal	Value
	Amount
Massachusetts – continued
Massachusetts Health & Edl. Facilities Auth. Rev.: – continued
Participating VRDN:
Series MS 01 587, 2.72% (Liquidity Facility Morgan
Stanley) (b)(f)	$11,655,000	$11,655,000
Series MS 1123, 2.72% (Liquidity Facility Morgan
Stanley) (b)(f)	15,825,000	15,825,000
Series PA 595R, 2.72% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	4,155,000	4,155,000
Series PT 2256, 2.72% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	9,340,000	9,340,000
Series PT 904, 2.72% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(f)	30,495,000	30,495,000
Series ROC II R294, 2.74% (Liquidity Facility Citibank
NA) (b)(f)	4,995,000	4,995,000
Series ROC II R382, 2.74% (Liquidity Facility Citibank
NA) (b)(f)	4,000,000	4,000,000
Series SG 27, 2.72% (Liquidity Facility Societe Generale) (b)(f)	11,435,000	11,435,000
Series SGA 65, 2.72% (Liquidity Facility Societe
Generale) (b)(f)	9,660,000	9,660,000
Series SGB 42, 2.74% (Liquidity Facility Societe
Generale) (b)(f)	27,080,000	27,080,000
(Baystate Med. Ctr. Proj.) Series G, 2.75%, LOC Bank of
America NA, VRDN (b)	34,040,000	34,040,000
(Bentley College Proj.) Series K, 2.78%, LOC Fleet Nat’l.
Bank, VRDN (b)	25,390,000	25,390,000
(Winchester Hosp. Proj.):
Series F, 2.72%, LOC Fleet Nat’l. Bank, VRDN (b)	15,170,000	15,170,000
Series G, 2.72%, LOC Fleet Nat’l. Bank, VRDN (b)	5,260,000	5,260,000
Massachusetts Hsg. Fin. Agcy. (Princeton Crossing LP Proj.)
Series 1996, 2.83%, LOC Fannie Mae, VRDN (b)(e)	18,900,000	18,900,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Bonds Series T, 2.7% 1/31/06 (e)	13,000,000	13,000,000
Participating VRDN:
Series LB 04 L78, 2.86% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (b)(e)(f)	11,000,000	11,000,000
Series Merlots H, 2.71% (Liquidity Facility Wachovia Bank
NA) (b)(f)	19,000,000	19,000,000
Series ROC II R421, 2.76% (Liquidity Facility Citibank
NA) (b)(e)(f)	4,600,000	4,600,000
Series 88, 2.71% (FSA Insured), VRDN (b)(e)	9,900,000	9,900,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 2.72%, LOC Fleet Bank
NA, VRDN (b)(e)	2,200,000	2,200,000

Quarterly Report 10

Municipal Securities – continued
	Principal	Value
	Amount
Massachusetts – continued
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.: – continued
(Abbott Box Co. Proj.) Series 1997, 2.72%, LOC Fleet Nat’l.
Bank, VRDN (b)(e)	$ 2,290,000	$2,290,000
(Barbour Corp. Proj.) Series 1998, 2.72%, LOC Fleet Nat’l.
Bank, VRDN (b)(e)	4,325,000	4,325,000
(BBB Esq. LLC Proj.) Series 1996, 2.72%, LOC Fleet Bank
NA, VRDN (b)(e)	1,500,000	1,500,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 2.72%, LOC
Fleet Nat’l. Bank, VRDN (b)(e)	2,220,000	2,220,000
(Brady Enterprises Proj.) Series 1996, 2.72%, LOC Bank of
America NA, VRDN (b)(e)	2,450,000	2,450,000
(Decas Cranberry Proj.) Series 1997, 2.72%, LOC Fleet
Nat’l. Bank, VRDN (b)(e)	4,500,000	4,500,000
(Heat Fab, Inc. Proj.) Series 1996, 2.75%, LOC Fleet Bank
NA, VRDN (b)(e)	3,175,000	3,175,000
(Interpolymer Corp. Proj.) Series 1992, 2.72%, LOC Fleet
Bank NA, VRDN (b)(e)	1,800,000	1,800,000
(Riverdale Mills Corp. Proj.) Series 1995, 2.72%, LOC Fleet
Bank NA, VRDN (b)(e)	2,800,000	2,800,000
(United Plastics Proj.) Series 1997, 2.72%, LOC Wells Fargo
Bank NA, San Francisco, VRDN (b)(e)	2,790,000	2,790,000

Massachusetts Indl. Fin. Agcy. Rev.:
Bonds (Massachusetts Biomedical Research Corp. Proj.)
Series A2, 0% 8/1/06	6,000,000	5,863,595
Participating VRDN Series SG 56, 2.72% (Liquidity Facility
Societe Generale) (b)(f)	11,100,000	11,100,000
(Heritage at Darmouth Proj.) Series 1996, 2.72%, LOC Fleet
Bank NA, VRDN (b)(e)	4,685,000	4,685,000
(JHC Assisted Living Corp. Proj.) Series 1998 A, 2.7%, LOC
SunTrust Bank, VRDN (b)	3,295,000	3,295,000
(Mary Ann Morse Nursing Home Proj.):

Series 1994 A, 2.7%, LOC ABN-AMRO Bank NV,
VRDN (b)	4,700,000	4,700,000
Series 1994 B, 2.7%, LOC ABN-AMRO Bank NV,
VRDN (b)	5,800,000	5,800,000
(Society for the Prevention of Cruelty to Animals Proj.) Series
1997, 2.71%, LOC Fleet Nat’l. Bank, VRDN (b)	2,865,000	2,865,000
(Youville Place Proj.) Series 1996, 2.74% (AMBAC Insured),
VRDN (b)	4,700,000	4,700,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys.
Rev. Participating VRDN Series MS 01 674, 2.72% (Liquidity
Facility Morgan Stanley) (b)(f)	23,960,000	23,960,000

11 Quarterly Report

Investments (Unaudited) - continued

Municipal Securities – continued
	Principal	Value
	Amount
Massachusetts – continued
Massachusetts Port Auth. Rev. Participating VRDN:
Series Merlots 00 Q, 2.86% (Liquidity Facility Wachovia
Bank NA) (b)(e)(f)	$21,345,000	$21,345,000
Series PA 592, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(e)(f)	4,850,000	4,850,000
Series PA 600R, 2.73% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(e)(f)	4,850,000	4,850,000
Series PT 895, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(e)(f)	5,930,000	5,930,000
Series Putters 891, 2.72% (Liquidity Facility JPMorgan Chase
Bank) (b)(f)	8,850,000	8,850,000
Series Putters 892, 2.72% (Liquidity Facility JPMorgan Chase
Bank) (b)(f)	10,330,000	10,330,000
Series Putters 952, 2.73% (Liquidity Facility JPMorgan Chase
& Co.) (b)(f)	3,545,000	3,545,000
Series ROC II R2031, 2.74% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(f)	7,355,000	7,355,000
Series SGA 64, 2.77% (Liquidity Facility Societe
Generale) (b)(e)(f)	8,705,000	8,705,000
Massachusetts Port Auth. Spl. Facilities Rev. Participating
VRDN:
Series Putters 501Z, 2.77% (Liquidity Facility JPMorgan
Chase Bank) (b)(e)(f)	5,580,000	5,580,000
Series ROC II R177, 2.77% (Liquidity Facility Citibank
NA) (b)(e)(f)	7,495,000	7,495,000
Series ROC II R388, 2.77% (Liquidity Facility Citibank
NA) (b)(e)(f)	2,500,000	2,500,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt
Proj.) Series 2001 A, 2.83%, LOC Gen. Elec. Cap. Corp.,
VRDN (b)(e)	37,100,000	37,100,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.
Participating VRDN:
Series 720050069, 2.74% (Liquidity Facility Citibank
NA) (b)(f)	30,565,000	30,565,000
Series PT 3105, 2.72% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(f)	27,600,000	27,600,000
Series PT 3116, 2.72% (Liquidity Facility DEPFA BANK
PLC) (b)(f)	21,560,000	21,560,000
Series PT 3157, 2.72% (Liquidity Facility DEPFA BANK
PLC) (b)(f)	26,065,000	26,065,000
Series Putters 1008, 2.73% (Liquidity Facility JPMorgan
Chase Bank) (b)(f)	19,290,000	19,290,000
Series Putters 1052Z, 2.73% (Liquidity Facility JPMorgan
Chase Bank) (b)(f)	14,850,000	14,850,000

Quarterly Report 12

Municipal Securities – continued
	Principal	Value
	Amount
Massachusetts – continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.
Participating VRDN: – continued
Series Putters 1147, 2.73% (Liquidity Facility JPMorgan
Chase & Co.) (b)(f)	$15,475,000	$ 15,475,000
Series ROC II R414, 2.74% (Liquidity Facility Citibank
NA) (b)(f)	16,475,000	16,475,000
Series TOC 05 L, 2.73% (Liquidity Facility Goldman Sachs
Group, Inc.) (b)(f)	7,200,000	7,200,000
Series TOC 05 R, 2.73% (Liquidity Facility Goldman Sachs
Group, Inc.) (b)(f)	10,000,000	10,000,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Participating
VRDN:
Series Clipper 05 32, 2.73% (Liquidity Facility State Street
Bank & Trust Co., Boston) (b)(f)	8,750,000	8,750,000
Series EGL 04 25 Class A, 2.74% (Liquidity Facility Citibank
NA) (b)(f)	6,015,000	6,015,000
Series Macon 05 K, 2.73% (Liquidity Facility Bank of
America NA) (b)(f)	22,700,000	22,700,000
Series Merlots 05 A14, 2.71% (Liquidity Facility Wachovia
Bank NA) (b)(f)	17,630,000	17,630,000
Series Merlots B19, 2.71% (Liquidity Facility Wachovia Bank
NA) (b)(f)	4,970,000	4,970,000
Series PT 3058, 2.72% (Liquidity Facility Dexia Cr. Local de
France) (b)(f)	60,045,000	60,045,000
Massachusetts Spl. Oblig. Rev. Participating VRDN:
Series MSTC 7002, 2.7% (Liquidity Facility Bear Stearns
Companies, Inc.) (b)(f)	4,995,000	4,995,000
Series PT 1427, 2.72% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(f)	10,060,000	10,060,000
Series PT 2484, 2.72% (Liquidity Facility Dexia Cr. Local de
France) (b)(f)	12,650,000	12,650,000
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.
Participating VRDN:
Series MS 00 489, 2.72% (Liquidity Facility Morgan
Stanley) (b)(f)	10,360,000	10,360,000
Series MS 827, 2.72% (Liquidity Facility Morgan
Stanley) (b)(f)	8,495,000	8,495,000
Series PA 672, 2.72% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(f)	6,840,000	6,840,000
Series PT 135, 2.72% (Liquidity Facility Lloyds TSB Bank
PLC) (b)(f)	26,260,000	26,260,000
Series SG 124, 2.72% (Liquidity Facility Societe
Generale) (b)(f)	21,505,000	21,505,000

13		Quarterly Report

Investments (Unaudited) - continued

Municipal Securities – continued
	Principal	Value
	Amount
Massachusetts – continued
Massachusetts Tpk. Auth. Tpk. Rev. Participating VRDN Series
Putters 140, 2.72% (Liquidity Facility JPMorgan Chase
Bank) (b)(f)	$ 9,405,000	$9,405,000
Massachusetts Tpk. Auth. Western Tpk. Rev. Participating
VRDN Series BA 97 N, 2.73% (Liquidity Facility Bank of
America NA) (b)(f)	18,670,000	18,670,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series CDC 04 3, 2.72% (Liquidity Facility CDC Fin.-CDC
IXIS) (b)(f)	19,045,000	19,045,000
Series PT 1990, 2.72% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(f)	5,245,000	5,245,000
Series PT 2365, 2.72% (Liquidity Facility Dexia Cr. Local de
France) (b)(f)	21,470,000	21,470,000
Series PT 2368, 2.72% (Liquidity Facility Dexia Cr. Local de
France) (b)(f)	7,835,000	7,835,000
Series Putters 577, 2.72% (Liquidity Facility JPMorgan Chase
& Co.) (b)(f)	10,430,000	10,430,000
Series Putters 578, 2.72% (Liquidity Facility JPMorgan Chase
& Co.) (b)(f)	17,965,000	17,965,000
Series ROC II R1027, 2.74% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(f)	7,920,000	7,920,000
Series ROC II R1036, 2.74% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(f)	10,130,000	10,130,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement
Rev. Participating VRDN:
Series Merlots 99 N, 2.71% (Liquidity Facility Wachovia
Bank NA) (b)(f)	11,800,000	11,800,000
Series SGA 87, 2.72% (Liquidity Facility Societe
Generale) (b)(f)	32,775,000	32,775,000

Massachusetts Wtr. Resources Auth.:
Participating VRDN:
Series AAB 05 10, 2.73% (Liquidity Facility ABN-AMRO
Bank NV) (b)(f)	16,995,000	16,995,000
Series EGL 00 2103, 2.74% (Liquidity Facility Citibank
NA, New York) (b)(f)	5,600,000	5,600,000
Series EGL 02 2101, 2.74% (Liquidity Facility Citibank
NA, New York) (b)(f)	14,660,000	14,660,000
Series EGL 7050011, 2.74% (Liquidity Facility Citibank
NA) (b)(f)	10,990,000	10,990,000
Series EGL 7050015, 2.74% (Liquidity Facility Citibank
NA) (b)(f)	26,660,000	26,660,000
Series MS 04 1057, 2.72% (Liquidity Facility Morgan
Stanley) (b)(f)	28,627,000	28,627,000

Quarterly Report 14

Municipal Securities – continued
	Principal	Value
	Amount
Massachusetts – continued
Massachusetts Wtr. Resources Auth.: – continued
Participating VRDN:
Series MS 1080, 2.72% (Liquidity Facility Morgan
Stanley) (b)(f)	$ 5,770,000	$5,770,000
Series PA 637, 2.73% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	4,625,000	4,625,000
Series PA 999R, 2.72% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	5,210,000	5,210,000
Series PT 1382, 2.72% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	6,565,000	6,565,000
Series PT 2175, 2.72% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	8,600,000	8,600,000
Series Putters 799, 2.73% (Liquidity Facility JPMorgan
Chase Bank) (b)(f)	4,700,000	4,700,000
Series Putters 826, 2.73% (Liquidity Facility Dresdner Bank
AG) (b)(f)	24,870,000	24,870,000
Series 1998 D, 2.68% (FGIC Insured), VRDN (b)	30,000,000	30,000,000
Series 2000 B, 2.68% (FGIC Insured), VRDN (b)	28,780,000	28,780,000
Melrose Gen. Oblig. BAN 4% 8/10/06	26,600,000	26,817,617
Mendon Upton Reg’l. School District BAN 3.5% 2/28/06	16,735,000	16,774,699
Milford Gen. Oblig. BAN 3.5% 4/17/06	5,000,000	5,016,241
Natick Gen. Oblig. BAN 3.75% 4/28/06	3,500,000	3,514,819
New Bedford Gen. Oblig.:
BAN 3.5% 2/24/06	8,500,000	8,520,900
RAN 4% 6/30/06	12,000,000	12,070,289
Northborough-Southboro Reg’l. School District BAN 4.5%
10/26/06	26,900,000	27,264,324
Route 3 North Trans. Impt. Assoc. Lease Rev. Participating
VRDN:
Series AAB 00 14, 2.71% (Liquidity Facility ABN-AMRO
Bank NV) (b)(f)	19,900,000	19,900,000
Series EGL 01 2101, 2.74% (Liquidity Facility Citibank NA,
New York) (b)(f)	7,600,000	7,600,000
Series ROC II R26, 2.74% (Liquidity Facility Citibank
NA) (b)(f)	11,285,000	11,285,000
Univ. of Massachusetts Bldg. Auth. Proj. Rev. Participating
VRDN:
Series ROC II 4044, 2.74% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(f)	9,515,000	9,515,000

15 Quarterly Report

Investments (Unaudited) - continued

Municipal Securities – continued
	Principal	Value
	Amount
Massachusetts – continued
Univ. of Massachusetts Bldg. Auth. Proj. Rev. Participating
VRDN: – continued
Series ROC II R4555, 2.74% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(f)	$ 5,970,000	$ 5,970,000
Wachusett Reg’l. School District BAN 4.25% 7/14/06	15,000,000	15,128,341
		3,787,389,062

Puerto Rico – 2.3%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series CDC 04 A, 2.7% (Liquidity Facility CDC Fin.-CDC
IXIS) (b)(f)	3,000,000	3,000,000
Series Merlots 01 A107, 2.69% (Liquidity Facility Wachovia
Bank NA) (b)(f)	18,970,000	18,970,000
Series PA 774R, 2.7% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(f)	1,770,000	1,770,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Grant
Anticipation Rev. Participating VRDN Series ROC II R5034,
2.71% (Liquidity Facility Citigroup Global Markets Hldgs.,
Inc.) (b)(f)	13,505,000	13,505,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.
Participating VRDN Series PA 114, 2.7% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(f)	7,935,000	7,935,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series PA 1044, 2.7% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(f)	8,745,000	8,745,000
Series PA 561, 2.7% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(f)	4,000,000	4,000,000
Series PA 778R, 2.7% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(f)	3,450,000	3,450,000
Puerto Rico Govt. Dev. Bank 2.85% 1/30/06, LOC Societe
Generale, CP (a)	26,600,000	26,600,000
Puerto Rico Muni. Fin. Agcy. Participating VRDN Series PA
645, 2.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f) .	4,400,000	4,400,000
		92,375,000

Quarterly Report

16

Municipal Securities – continued
			Shares		Value
Other – 0.0%
Fidelity Municipal Cash Central Fund, 2.72% (c)(d)				13 $	13
TOTAL INVESTMENT PORTFOLIO – 96.8%
(Cost $3,879,764,075)				3,879,764,075
NET OTHER ASSETS – 3.2%				127,810,910

NET ASSETS – 100%				$4,007,574,985
Security Type Abbreviations
BAN	—	BOND ANTICIPATION NOTE
CP	—	COMMERCIAL PAPER
RAN	—	REVENUE ANTICIPATION NOTE
VRDN —		VARIABLE RATE DEMAND NOTE

Legend

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $26,600,000 or 0.7% of net assets.

(b)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d)	Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(e)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f)	Provides evidence of ownership in one or more underlying municipal bonds.

(g)	Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,800,000 or 0.6% of net assets.

Additional information on each holding is as follows:

17 Quarterly Report

Investments (Unaudited) - continued

	Acquisition		Cost
Security	Date
Massachusetts Gen.
Oblig. Bonds Series
PT 983, 2.95%,
tender 7/20/06
(Liquidity Facility
DEPFA BANK PLC)	6/24/04	$25,800,000

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $3,879,764,075.

Quarterly Report

18

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

19 Quarterly Report

Quarterly Holdings Report for Fidelity® Massachusetts Municipal Income Fund

October 31, 2005

1.809072.101 MFL-QTLY-1205

Investments October 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds — 98.6%

	Principal	Value
	Amount
Massachusetts – 94.5%
Ashland Gen. Oblig. 5.25% 5/15/19 (AMBAC Insured)	$1,300,000	$1,415,895
Auburn Gen. Oblig. 5.125% 6/1/23 (AMBAC Insured)	1,305,000	1,397,942
Boston Gen. Oblig. Series A, 5% 1/1/17	1,005,000	1,074,234
Boston Hsg. Dev. Corp. Mtg. Rev. Series A, 5.15%
7/1/08 (MBIA Insured)	115,000	115,068
Boston Spl. Oblig. (Boston City Hosp. Issue Proj.):
5% 8/1/16 (MBIA Insured)	9,705,000	10,279,051
5% 8/1/17 (MBIA Insured)	7,990,000	8,423,937
5% 8/1/18 (MBIA Insured)	6,200,000	6,516,138
Boston Wtr. & Swr. Commission Rev.:
Sr. Series A:
5.25% 11/1/19	10,325,000	11,349,860
5.75% 11/1/13	1,975,000	2,158,359
Sr. Series C, 5.2% 11/1/21 (FGIC Insured)	2,045,000	2,142,403
Bridgewater-Raynham Reg’l. School District:
5% 6/15/18 (FSA Insured)	1,475,000	1,570,197
5% 6/15/19 (FSA Insured)	1,535,000	1,632,795
Brockton Gen. Oblig. 5.1% 4/1/12 (MBIA Insured)	1,550,000	1,625,485
Brookline Gen. Oblig. 5.75% 4/1/15	1,045,000	1,140,753
Dracut Gen. Oblig.:
5% 5/15/16 (AMBAC Insured)	1,400,000	1,505,644
5% 5/15/19 (AMBAC Insured)	1,000,000	1,067,950
Foxborough Stadium Infrastructure Impt.:
5.75% 6/1/25	11,695,000	12,655,861
6% 6/1/15	2,545,000	2,813,116
6% 6/1/16	3,015,000	3,331,304
6% 6/1/17	3,195,000	3,528,750
6% 6/1/18	3,390,000	3,742,628
6% 6/1/19	3,590,000	3,961,816
6% 6/1/20	3,785,000	4,175,347
Freetown Lakeville Reg’l. School District 5% 1/1/21
(MBIA Insured)	2,265,000	2,400,221
Hopedale Gen. Oblig. 5% 11/15/19 (AMBAC Insured)	1,000,000	1,068,810
Ipswich Gen. Oblig.:
5.5% 11/15/18 (FGIC Insured)	2,460,000	2,644,721
5.75% 11/15/14 (FGIC Insured)	1,100,000	1,198,857
Lawrence Gen. Oblig. 5.5% 2/1/15 (AMBAC Insured) .	1,000,000	1,076,140
Littleton Gen. Oblig. 5% 1/15/19 (FGIC Insured)	1,380,000	1,467,851
Lowell Gen. Oblig.:
5% 12/15/17 (MBIA Insured)	1,410,000	1,512,958
5% 12/15/19 (MBIA Insured)	1,310,000	1,394,482

Quarterly Report 2

Municipal Bonds – continued
	Principal	Value
	Amount
Massachusetts – continued
Lowell Hsg. Dev. Corp. Multi-family Rev. Series A,
7.875% 11/1/24	$4,830,000	$4,840,626
Lynn Gen. Oblig.:
5.375% 8/15/14 (FGIC Insured)	2,120,000	2,315,761
5.375% 8/15/15 (FGIC Insured)	2,235,000	2,436,508
5.375% 8/15/16 (FGIC Insured)	2,345,000	2,551,313
Lynn Wtr. & Swr. Commission Gen. Rev. Series A:
5% 6/1/18 (MBIA Insured)	2,055,000	2,173,512
5% 6/1/19 (MBIA Insured)	1,560,000	1,644,942
Marblehead Gen. Oblig.:
5% 8/15/19	1,510,000	1,601,295
5% 8/15/20	1,465,000	1,555,786
Massachusetts Bay Trans. Auth.:
Series 1991 A, 7% 3/1/21 (FGIC Insured)	3,000,000	3,712,260
Series 2000 A, 5.25% 7/1/30	17,665,000	18,449,326
Series A:
5% 3/1/23 (Pre-Refunded to 3/1/07 @ 101) (c)	650,000	672,243
5% 7/1/31	18,000,000	18,569,520
5.5% 3/1/12	4,350,000	4,688,517
5.75% 7/1/15	85,000	92,506
5.75% 7/1/18	330,000	358,406
5.75% 3/1/26	5,500,000	5,889,400
7% 3/1/21	1,500,000	1,848,810
Series B, 6.2% 3/1/16	27,525,000	31,671,091
Series C, 5% 3/1/24	17,950,000	18,349,208
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2002 A, 5% 7/1/32	3,355,000	3,436,828
Series C, 5.25% 7/1/19	4,430,000	4,909,548
Sr. Series C:
5.25% 7/1/21	4,000,000	4,453,800
5.25% 7/1/23	3,950,000	4,395,165
Massachusetts College Bldg. Auth. Proj. Rev.:
Series A:
0% 5/1/22 (Escrowed to Maturity) (c)	2,250,000	1,045,665
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	1,967,123
5% 5/1/18 (MBIA Insured)	2,270,000	2,410,286
5% 5/1/43 (MBIA Insured)	11,410,000	11,647,442
5.25% 5/1/14 (XL Cap. Assurance, Inc. Insured)	2,075,000	2,249,923
5.25% 5/1/15 (XL Cap. Assurance, Inc. Insured)	2,030,000	2,188,827
5.25% 5/1/16 (XL Cap. Assurance, Inc. Insured)	1,295,000	1,398,056
5.25% 5/1/19 (XL Cap. Assurance, Inc. Insured)	2,680,000	2,873,550
5.25% 5/1/21 (XL Cap. Assurance, Inc. Insured)	1,965,000	2,117,425

3		Quarterly Report

Investments (Unaudited) - continued

Municipal Bonds – continued
	Principal	Value
	Amount
Massachusetts – continued
Massachusetts College Bldg. Auth. Proj. Rev.: --
continued
5.25% 5/1/23 (XL Cap. Assurance, Inc. Insured)	$2,665,000	$2,829,244
Series B:
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured) .	1,100,000	1,213,388
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured) .	1,825,000	2,047,595
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series T1, 5% 10/1/39 (AMBAC
Insured)	10,000,000	10,227,100
(Mount Holyoke College Proj.):
5.125% 7/1/21	5,715,000	6,025,667
5.25% 7/1/31	11,785,000	12,371,775
5.5% 7/1/14	750,000	808,418
5.5% 7/1/15	910,000	978,960
5.5% 7/1/16	590,000	633,477
(Regis College Proj.):
5.25% 10/1/18	2,240,000	2,050,810
5.5% 10/1/28	5,660,000	4,988,101
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (a)(b) .	10,250,000	10,859,568
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev.:
Series A:
Issue E:
4.3% 7/1/06 (AMBAC Insured) (b)	1,970,000	1,973,467
4.4% 7/1/07 (AMBAC Insured) (b)	3,085,000	3,103,510
4.55% 7/1/09 (AMBAC Insured) (b)	980,000	986,517
4.65% 7/1/10 (AMBAC Insured) (b)	2,335,000	2,356,295
4.75% 7/1/11 (AMBAC Insured) (b)	4,025,000	4,066,941
4.8% 7/1/12 (AMBAC Insured) (b)	1,040,000	1,054,165
4.95% 7/1/14 (AMBAC Insured) (b)	1,970,000	2,004,869
5% 7/1/15 (AMBAC Insured) (b)	930,000	949,428
Issue G:
5% 12/1/11 (MBIA Insured) (b)	1,880,000	1,911,302
5.45% 12/1/06 (MBIA Insured) (b)	4,215,000	4,239,742
Series B Issue E, 5.75% 7/1/07 (AMBAC Insured) (b) .	1,570,000	1,585,433
Series C Issue G:
4.7% 12/1/09 (MBIA Insured) (b)	1,640,000	1,653,858
4.9% 12/1/11 (AMBAC Insured) (b)	2,365,000	2,405,087
Massachusetts Fed. Hwy.:
Series 1998 A:
0% 6/15/15	1,455,000	949,329

Quarterly Report

4

Municipal Bonds – continued
	Principal	Value
	Amount
Massachusetts – continued
Massachusetts Fed. Hwy.: – continued
5.25% 12/15/11 (Pre-Refunded to 12/15/08
@ 101) (c)	$3,025,000	$ 3,202,447
5.25% 6/15/12 (Pre-Refunded to 12/15/08
@ 101) (c)	7,020,000	7,431,793
5.5% 6/15/14 (Pre-Refunded to 12/15/08
@ 101) (c)	8,290,000	8,836,891
Series 1998 B, 5.125% 6/15/15 (MBIA Insured)
(Pre-Refunded to 12/15/08 @ 101) (c)	5,820,000	6,140,100
Series 2000 A:
5.75% 6/15/11	13,660,000	14,913,988
5.75% 12/15/11	9,510,000	10,383,018
5.75% 6/15/12	5,000,000	5,427,500
5.75% 6/15/13	8,000,000	8,703,360
5.75% 12/15/14 (Pre-Refunded to 12/15/10
@ 100) (c)	5,000,000	5,457,600
Massachusetts Gen. Oblig.:
Series 1992 D:
6% 5/1/08	1,835,000	1,908,308
6% 5/1/08 (Escrowed to Maturity) (c)	685,000	716,579
Series 2000 C, 5.5% 10/1/22 (Pre-Refunded to
10/1/10 @ 100) (c)	1,720,000	1,866,647
Series 2001 A, 5% 1/1/21 (Pre-Refunded to 1/1/11
@ 100) (c)	21,955,000	23,305,013
Series 2001 D:
5.5% 11/1/18	2,000,000	2,243,400
5.5% 11/1/20	1,000,000	1,128,060
Series 2002 B, 5.5% 3/1/19 (Pre-Refunded to
3/1/12 @ 100) (c)	2,650,000	2,901,114
Series 2002 D, 5.375% 8/1/21 (Pre-Refunded to
8/1/12 @ 100) (c)	10,000,000	10,903,900
Series 2003 D, 5.5% 10/1/19 (AMBAC Insured)	7,000,000	7,911,610
Series 2004 A, 5.25% 8/1/20 (FSA Insured)	5,000,000	5,525,900
Series 2004 D, 6% 5/1/08 (Pre-Refunded to 5/1/07
@ 100) (c)	250,000	260,210
Series 2005 A:
5% 3/1/21 (FSA Insured)	7,500,000	7,917,150
5% 3/1/23 (FSA Insured)	20,420,000	21,475,510
5% 3/1/24 (FSA Insured)	9,000,000	9,430,020
5% 3/1/25	22,395,000	23,256,312
Series 2005 C:
5% 9/1/25	5,885,000	6,120,989
5.25% 9/1/23	21,300,000	22,836,156

5		Quarterly Report

Investments (Unaudited) - continued

Municipal Bonds – continued
		Principal	Value
		Amount
Massachusetts – continued
Massachusetts Gen. Oblig.: – continued
Series A:
5% 8/1/16 (Pre-Refunded to 8/1/14 @ 100) (c)		$5,000,000	$5,346,550
5% 3/1/18 (FSA Insured)		15,000,000	15,929,250
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12
@ 100) (c)		1,795,000	1,943,231
Series D:
5.25% 10/1/22 (Pre-Refunded to 10/1/13
@ 100) (c)		3,800,000	4,130,030
5.375% 8/1/22 (Pre-Refunded to 8/1/12
@ 100) (c)		4,800,000	5,233,872
5.375% 8/1/22 (Pre-Refunded to 8/1/12
@ 100) (c)		240,000	261,694
5.5% 10/1/18		6,000,000	6,726,420
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (c)	.	4,315,000	4,672,886
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (c)	.	695,000	752,643
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Med. Ctr. Proj.):
Series E, 6% 7/1/06 (FSA Insured)		1,425,000	1,452,517
Series F:
5.75% 7/1/17		1,305,000	1,398,673
5.75% 7/1/18		1,300,000	1,381,783
5.75% 7/1/19		1,455,000	1,538,852
5.75% 7/1/20		500,000	526,480
5.75% 7/1/33		3,000,000	3,153,660
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22		12,725,000	12,798,169
(Brandeis Univ. Proj.) Series I:
5.25% 10/1/14 (MBIA Insured)		2,780,000	2,944,937
5.25% 10/1/16 (MBIA Insured)		1,400,000	1,483,062
(Emerson Hosp. Proj.) Series E, 5% 8/15/35
(Radian Asset Assurn Ltd. Insured)		2,500,000	2,519,050
(Harvard Univ. Proj.):
Series FF, 5.125% 7/15/37		34,135,000	35,394,923
Series P, 5.625% 11/1/28		1,500,000	1,530,000
(Massachusetts Eye & Ear Infirmary Proj.) Series B:
5.25% 7/1/08		2,000,000	2,065,460
5.25% 7/1/09		2,540,000	2,615,590
5.25% 7/1/10		2,000,000	2,068,600
5.25% 7/1/11		3,025,000	3,114,903
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25%
7/1/12 (AMBAC Insured)		14,600,000	15,876,624

Quarterly Report

6

Municipal Bonds – continued
	Principal	Value
	Amount
Massachusetts – continued
Massachusetts Health & Edl. Facilities Auth. Rev.: --
continued
(Massachusetts Institute of Technology Proj.):
Series I1, 5.2% 1/1/28	$6,500,000	$7,350,200
Series K, 5.375% 7/1/17	6,805,000	7,615,884
Series L:
5% 7/1/18	4,315,000	4,664,299
5% 7/1/23	3,925,000	4,247,086
5.25% 7/1/33	14,000,000	15,532,440
(Med. Academic & Scientific Proj.) Series A, 6.625%
1/1/15	5,650,000	5,743,169
(New England Med. Ctr. Hosp. Proj.) Series G,
5.375% 7/1/24 (MBIA Insured)	1,000,000	1,018,700
(Newton-Wellesley Hosp. Proj.) Series G:
6% 7/1/12 (MBIA Insured)	4,070,000	4,308,054
6.125% 7/1/15 (MBIA Insured)	4,500,000	4,772,205
(Northeastern Univ. Proj.) Series 1998 G, 5%
10/1/28 (MBIA Insured)	6,500,000	6,693,050
(Partners HealthCare Sys., Inc. Proj.):
Series 1997 A:
5.1% 7/1/10 (MBIA Insured)	2,510,000	2,600,310
5.125% 7/1/11 (MBIA Insured)	3,885,000	4,026,997
5.375% 7/1/24 (MBIA Insured)	7,600,000	7,884,392
Series 2001 C, 5.75% 7/1/32	5,000,000	5,407,700
Series C, 5.75% 7/1/21	2,500,000	2,736,850
Series E:
5% 7/1/17	1,255,000	1,334,492
5% 7/1/19	1,390,000	1,464,921
Series F:
5% 7/1/17	1,410,000	1,506,839
5% 7/1/19	1,760,000	1,860,742
5% 7/1/20	2,350,000	2,473,093
5% 7/1/21	1,150,000	1,206,534
5% 7/1/22	1,855,000	1,934,301
(South Shore Hosp. Proj.) Series F:
5% 7/1/07	1,915,000	1,945,372
5.125% 7/1/08	2,000,000	2,049,040
5.25% 7/1/09	2,120,000	2,193,225
5.5% 7/1/12	2,165,000	2,281,066
5.625% 7/1/19	1,000,000	1,036,410
5.75% 7/1/29	4,350,000	4,498,335

7 Quarterly Report

Investments (Unaudited) - continued

Municipal Bonds – continued
	Principal	Value
	Amount
Massachusetts – continued
Massachusetts Health & Edl. Facilities Auth. Rev.: --
continued
(Tufts Univ. Proj.):
Series I, 5.5% 2/15/36	$5,000,000	$5,312,100
Series J, 5.5% 8/15/17	500,000	563,370
(Univ. of Massachusetts Proj.) Series A, 6% 10/1/15
(Pre-Refunded to 10/1/10 @ 101) (c)	1,000,000	1,120,790
(Univ. of Massachusetts-Worcester Campus Proj.)
Series B, 5.25% 10/1/15 (FGIC Insured)	1,000,000	1,072,260
(Wellesley College Proj.):
5% 7/1/19	1,975,000	2,081,453
5% 7/1/20	2,075,000	2,182,672
(Williams College Issue Proj.):
Series 2003 H, 5% 7/1/20	1,005,000	1,057,149
Series F, 5.75% 7/1/19	3,075,000	3,157,902
Series G, 5.5% 7/1/14	3,665,000	3,929,906
6.55% 6/23/22 (AMBAC Insured)	17,450,000	18,653,527
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Series A, 6%
12/1/13 (MBIA Insured)	4,535,000	4,595,950
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. (Boston
Edison Co. Proj.) Series A, 5.75% 2/1/14	9,900,000	9,977,319
Massachusetts Indl. Fin. Agcy. Resource Recovery Rev.
(Ogden Haverhill Proj.):
Series 1992 A, 4.95% 12/1/06	1,950,000	1,971,996
Series 1998 A, 5.2% 12/1/08 (b)	1,300,000	1,321,723
Massachusetts Indl. Fin. Agcy. Rev.:
(Massachusetts Biomedical Research Corp. Proj.)
Series A2:
0% 8/1/07	25,000,000	23,564,000
0% 8/1/08	15,000,000	13,545,900
(Whitehead Institute Biomedical Research Proj.)
5.125% 7/1/26	14,600,000	14,660,444
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply
Sys. Rev.:
(Nuclear Mix #1 Proj.) Series A:
5% 7/1/08 (MBIA Insured)	8,330,000	8,672,446
5.25% 7/1/12 (MBIA Insured)	8,000,000	8,632,640
(Nuclear Mix #4 Proj.) Series A:
5% 7/1/08 (MBIA Insured)	8,415,000	8,760,941
5.25% 7/1/12 (MBIA Insured)	8,510,000	9,182,971
(Nuclear Mix #5 Proj.) Series A, 5% 7/1/08 (MBIA
Insured)	4,175,000	4,346,634

Quarterly Report 8

Municipal Bonds – continued
	Principal	Value
	Amount
Massachusetts – continued
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply
Sys. Rev.: – continued
(Stony Brook Intermediate Proj.) Series A, 5% 7/1/08
(MBIA Insured)	$4,225,000	$4,398,690
Massachusetts Port Auth. Rev.:
(Spl. Facilities-US Air Proj.) Series A, 5.5% 9/1/10
(MBIA Insured) (b)	2,030,000	2,099,812
Series 1998 A:
5% 7/1/23 (FSA Insured)	8,750,000	8,988,963
5.5% 7/1/17 (FSA Insured)	2,105,000	2,229,069
Series 1998 B:
5% 7/1/10 (FSA Insured) (b)	2,275,000	2,367,479
5% 7/1/15 (FSA Insured) (b)	3,310,000	3,403,772
Series A:
5% 7/1/18 (AMBAC Insured)	5,205,000	5,511,366
5% 7/1/18 (MBIA Insured)	2,000,000	2,101,100
5% 7/1/19 (MBIA Insured)	6,915,000	7,241,526
5% 7/1/20 (MBIA Insured)	2,505,000	2,614,944
5% 7/1/21 (AMBAC Insured)	5,010,000	5,276,482
5% 7/1/21 (MBIA Insured)	3,000,000	3,125,730
5% 7/1/22 (MBIA Insured)	2,000,000	2,075,900
5% 7/1/35 (AMBAC Insured)	10,000,000	10,292,800
5.125% 7/1/16 (FSA Insured)	3,000,000	3,174,390
5.125% 7/1/17 (FSA Insured)	3,000,000	3,169,080
Series B:
5.5% 7/1/10 (FSA Insured) (b)	11,470,000	12,274,621
5.5% 7/1/11 (FSA Insured) (b)	5,500,000	5,870,205
5.5% 7/1/12 (FSA Insured) (b)	4,000,000	4,260,760
5.625% 7/1/12 (Escrowed to Maturity) (c)	1,320,000	1,416,083
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air
Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (b)	10,395,000	10,985,436
5.5% 1/1/13 (AMBAC Insured) (b)	7,015,000	7,384,480
5.5% 1/1/14 (AMBAC Insured) (b)	6,040,000	6,331,672
5.5% 1/1/15 (AMBAC Insured) (b)	5,000,000	5,219,650
5.5% 1/1/16 (AMBAC Insured) (b)	5,000,000	5,208,750
5.5% 1/1/17 (AMBAC Insured) (b)	6,470,000	6,719,095
5.5% 1/1/18 (AMBAC Insured) (b)	6,000,000	6,214,860
5.5% 1/1/19 (AMBAC Insured) (b)	5,000,000	5,165,600
Massachusetts School Bldg. Auth. Dedicated Sales Tax
Rev. Series A:
5% 8/15/23 (FSA Insured)	6,000,000	6,293,040

9		Quarterly Report

Investments (Unaudited) - continued

Municipal Bonds – continued
	Principal	Value
	Amount
Massachusetts – continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax
Rev. Series A: – continued
5% 8/15/27 (MBIA Insured)	$10,000,000	$10,391,500
5% 8/15/30 (FSA Insured)	90,900,000	93,876,962
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
5.25% 1/1/19 (FGIC Insured)	3,500,000	3,883,460
5.5% 1/1/28 (FGIC Insured)	1,000,000	1,139,270
Massachusetts Spl. Oblig. Rev.:
(Consolidated Ln. Prog.) Series A:
5% 6/1/23 (FSA Insured)	2,000,000	2,107,280
5.5% 6/1/16 (FSA Insured)	3,000,000	3,349,260
5.5% 6/1/18 (FSA Insured)	9,740,000	10,997,629
5.5% 6/1/19 (FSA Insured)	10,000,000	11,334,500
Series A:
5.5% 6/1/15 (FGIC Insured)	11,070,000	12,361,426
5.5% 6/1/16 (FGIC Insured)	2,520,000	2,820,258
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 A, 5.125% 1/1/17 (MBIA Insured)	3,575,000	3,712,387
Series 1999 A:
5% 1/1/39 (AMBAC Insured)	6,925,000	7,041,479
5.25% 1/1/29 (AMBAC Insured)	45,615,000	47,761,642
Sr. Series A:
0% 1/1/25 (MBIA Insured)	5,110,000	2,017,274
0% 1/1/28 (MBIA Insured)	5,130,000	1,702,391
0% 1/1/29 (MBIA Insured)	33,195,000	10,409,952
5% 1/1/37 (MBIA Insured)	34,480,000	34,939,963
5.125% 1/1/23 (MBIA Insured)	3,460,000	3,584,906
Sr. Series C:
0% 1/1/16 (MBIA Insured)	3,000,000	1,912,500
0% 1/1/17 (MBIA Insured)	7,705,000	4,673,545
0% 1/1/18 (MBIA Insured)	2,025,000	1,157,834
0% 1/1/19 (MBIA Insured)	13,815,000	7,515,084
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A,
5.55% 1/1/17 (MBIA Insured)	24,435,000	25,992,487
Massachusetts Wtr. Poll. Abatement Trust:
(MWRA Prog.) Series A, 5.25% 8/1/20	1,700,000	1,814,070
(Pool Prog.):
Series 10:
5% 8/1/22	6,000,000	6,303,060
5% 8/1/34	1,055,000	1,085,025
5.25% 8/1/15	2,435,000	2,663,233

Quarterly Report 10

Municipal Bonds – continued
	Principal	Value
	Amount
Massachusetts – continued
Massachusetts Wtr. Poll. Abatement Trust: – continued
Series 2004 A:
5.25% 2/1/16	$6,110,000	$ 6,692,589
5.25% 2/1/17	6,435,000	7,065,501
5.25% 2/1/18	6,210,000	6,828,827
5.25% 2/1/22	1,170,000	1,300,350
5.25% 8/1/22	6,525,000	7,234,268
5.25% 2/1/23	1,390,000	1,542,358
5.25% 2/1/24	1,170,000	1,296,898
5.25% 8/1/24	3,780,000	4,202,415
Series 3:
5.4% 2/1/10	300,000	310,521
5.5% 2/1/13	815,000	844,568
Series 4, 5.125% 8/1/14	70,000	74,133
Series 5, 5.25% 8/1/15	75,000	80,306
Series 6:
5.25% 8/1/19	30,000	32,393
5.5% 8/1/30	17,580,000	18,932,781
5.625% 8/1/14	115,000	125,302
5.625% 8/1/15	25,000	27,319
5.625% 8/1/15 (Pre-Refunded to 8/1/10
@ 101) (c)	975,000	1,075,766
5.625% 8/1/16	485,000	528,223
Series 7:
5.25% 2/1/16	4,495,000	4,830,642
5.25% 2/1/17	2,795,000	2,999,231
5.25% 2/1/17 (Pre-Refunded to 8/1/11
@ 100) (c)	2,205,000	2,377,916
Series 8:
5% 8/1/17	110,000	116,173
5% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (c) .	5,540,000	5,918,327
5% 8/1/20	105,000	110,009
5% 8/1/20 (Pre-Refunded to 8/1/12 @ 100) (c) .	5,395,000	5,763,425
Series 9, 5.25% 8/1/33	3,075,000	3,253,043
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll.
Abatement Rev. (MWRA Ln. Prog.) Series A:
5% 8/1/15	50,000	50,293
5% 8/1/15 (Escrowed to Maturity) (c)	950,000	1,027,577
5.25% 8/1/12	565,000	596,680
5.25% 8/1/13	330,000	347,526
5.45% 2/1/13	140,000	140,729
5.45% 2/1/13 (Escrowed to Maturity) (c)	1,960,000	2,109,979

11		Quarterly Report

Investments (Unaudited) - continued

Municipal Bonds – continued
		Principal	Value
		Amount
Massachusetts – continued
Massachusetts Wtr. Resources Auth.:
Series A:
5.25% 8/1/21 (MBIA Insured)		$12,645,000	$13,730,573
5.25% 8/1/24 (MBIA Insured)		9,000,000	9,781,290
5.25% 8/1/25 (MBIA Insured)		1,200,000	1,299,564
5.25% 8/1/26 (MBIA Insured)		1,000,000	1,081,060
5.75% 8/1/39 (Pre-Refunded to 8/1/10 @ 101) (c)		4,450,000	4,903,188
6.5% 7/15/19		21,960,000	26,155,238
Series B:
5.125% 8/1/27 (MBIA Insured)		6,960,000	7,278,211
5.5% 8/1/15 (FSA Insured)		1,500,000	1,665,930
5.5% 8/1/16 (FSA Insured)		1,425,000	1,596,869
Series D, 5% 8/1/24 (MBIA Insured)		1,510,000	1,565,523
Series J:
5% 8/1/42		8,160,000	8,313,653
5.5% 8/1/20 (FSA Insured)		1,000,000	1,140,570
Maynard Gen. Oblig.:
5.5% 2/1/17 (MBIA Insured)		1,030,000	1,136,049
5.5% 2/1/20 (MBIA Insured)		1,025,000	1,126,465
5.5% 2/1/23 (MBIA Insured)		1,000,000	1,093,710
Methuen Gen. Oblig. 5% 11/1/16 (FGIC Insured)		1,000,000	1,035,630
Monson Gen. Oblig.:
5.25% 5/15/17 (AMBAC Insured)		2,120,000	2,287,374
5.25% 5/15/19 (AMBAC Insured)		2,335,000	2,516,546
5.25% 11/1/21 (AMBAC Insured)		1,000,000	1,092,090
5.25% 5/15/22 (AMBAC Insured)		2,985,000	3,190,458
Nantucket Gen. Oblig. 5% 7/15/17 (MBIA Insured)		5,000,000	5,194,050
North Attleborough Gen. Oblig. 5% 7/15/16 (FGIC
Insured)		1,615,000	1,735,624
Pioneer Valley Reg’l. School District:
5.375% 6/15/15 (AMBAC Insured)		1,235,000	1,341,556
5.375% 6/15/16 (AMBAC Insured)		1,000,000	1,089,330
Pittsfield Gen. Oblig.:
5% 4/15/19 (MBIA Insured)		1,140,000	1,211,045
5.5% 4/15/17 (MBIA Insured)		1,930,000	2,118,445
Randolph Gen. Oblig.:
5% 9/1/16 (AMBAC Insured)		1,170,000	1,258,335
5% 9/1/18 (AMBAC Insured)		1,090,000	1,164,992
5% 9/1/19 (AMBAC Insured)		1,085,000	1,156,046
Reading Gen. Oblig.:
5% 3/15/20 (MBIA Insured)		2,100,000	2,208,297

Quarterly Report	12

Municipal Bonds – continued
	Principal	Value
	Amount
Massachusetts – continued
Reading Gen. Oblig.: – continued
5% 3/15/21 (MBIA Insured)	$2,190,000	$2,295,098
Route 3 North Trans. Impt. Assoc. Lease Rev.:
5.75% 6/15/11 (MBIA Insured)	4,365,000	4,754,882
5.75% 6/15/12 (MBIA Insured)	1,000,000	1,084,460
5.75% 6/15/14 (MBIA Insured)	2,515,000	2,732,975
5.75% 6/15/15 (MBIA Insured)	4,105,000	4,457,127
Salem Gen. Oblig.:
5% 1/15/19 (FGIC Insured)	1,525,000	1,616,409
5% 1/15/20 (FGIC Insured)	1,350,000	1,423,224
South Essex Swr. District Series A, 5.25% 6/15/24
(MBIA Insured)	2,810,000	2,897,981
Springfield Gen. Oblig.:
5% 8/1/22 (MBIA Insured)	3,610,000	3,774,075
5% 8/1/23 (MBIA Insured)	2,050,000	2,139,872
5.25% 8/1/13 (MBIA Insured)	5,965,000	6,515,092
5.25% 1/15/16 (MBIA Insured)	2,195,000	2,367,900
5.25% 1/15/17 (MBIA Insured)	1,510,000	1,625,998
5.25% 1/15/18 (MBIA Insured)	1,000,000	1,076,170
5.25% 1/15/21 (MBIA Insured)	4,600,000	4,929,590
5.375% 8/1/17 (FGIC Insured)	1,875,000	2,030,400
5.5% 8/1/16 (FGIC Insured)	1,000,000	1,082,600
Tantasqua Reg’l. School District 5.75% 8/15/11
(FSA Insured)	2,530,000	2,801,191
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Series 2000 A:
5% 11/1/15 (Pre-Refunded to 11/1/10 @ 100) (c)	1,595,000	1,708,293
5.125% 11/1/16 (Pre-Refunded to 11/1/10
@ 100) (c)	2,025,000	2,180,358
Series 2004 A:
5.375% 11/1/16 (Pre-Refunded to 11/1/14
@ 100) (c)	2,080,000	2,310,859
5.375% 11/1/17 (Pre-Refunded to 11/1/14
@ 100) (c)	1,000,000	1,110,990
Univ. of Massachusetts Bldg. Auth. Proj. Rev.:
Series 2004 1, 5.375% 11/1/16 (AMBAC Insured)	6,165,000	6,751,292
Series B:
5.5% 11/1/11 (Pre-Refunded to 11/1/10
@ 100) (c)	1,175,000	1,282,395
5.5% 11/1/12 (Pre-Refunded to 11/1/10
@ 100) (c)	2,465,000	2,690,301

13 Quarterly Report

Investments (Unaudited) - continued

Municipal Bonds – continued
	Principal	Value
	Amount
Massachusetts – continued
Univ. of Massachusetts Bldg. Auth. Proj. Rev.: --
continued
5.5% 11/1/13 (Pre-Refunded to 11/1/10
@ 100) (c)	$1,620,000	$ 1,768,068
5.5% 11/1/14 (Pre-Refunded to 11/1/10
@ 100) (c)	1,500,000	1,637,100
5.5% 11/1/15 (Pre-Refunded to 11/1/10
@ 100) (c)	1,200,000	1,309,680
5.5% 11/1/16 (Pre-Refunded to 11/1/10
@ 100) (c)	1,250,000	1,364,250
5.5% 11/1/17 (Pre-Refunded to 11/1/10
@ 100) (c)	1,250,000	1,364,250
5.5% 11/1/18 (Pre-Refunded to 11/1/10
@ 100) (c)	1,400,000	1,527,960
Sr. Series 2, 5.125% 11/1/19 (Pre-Refunded to
11/1/10 @ 100) (c)	3,830,000	4,114,722
Woods Hole, Martha’s Vineyard & Nantucket Steamship
Series 2004 B, 5% 3/1/17	3,300,000	3,514,929
Worcester Gen. Oblig.:
Series 2001 A:
5.25% 8/15/21 (FGIC Insured)	1,465,000	1,560,181
5.5% 8/15/13 (FGIC Insured)	1,285,000	1,396,692
5.5% 8/15/18 (FGIC Insured)	1,000,000	1,078,840
Series 2001 B, 5.5% 10/1/14 (FGIC Insured)	1,070,000	1,161,913
Series A:
5.5% 4/1/19 (Pre-Refunded to 4/1/10 @ 101) (c) .	4,000,000	4,375,760
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 101) (c)	2,935,000	3,240,504
5.75% 4/1/13 (Pre-Refunded to 4/1/10 @ 101) (c)	3,035,000	3,350,913
5.75% 4/1/14 (Pre-Refunded to 4/1/10 @ 101) (c)	3,120,000	3,444,761
		1,739,108,086

Puerto Rico – 4.0%
Puerto Rico Commonwealth Gen. Oblig.:
Series 2001 A, 5.5% 7/1/17 (XL Cap. Assurance, Inc.
Insured)	4,450,000	4,996,282
Series A:
5.25% 7/1/18	3,500,000	3,689,175
5.25% 7/1/18 (CIFG North America Insured)
(FSA Insured)	2,500,000	2,692,350

Quarterly Report 14

Municipal Bonds – continued
	Principal	Value
	Amount
Puerto Rico – continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy.
Rev.:
Series 1996 Y, 5% 7/1/36 (FSA Insured)	$1,000,000	$ 1,045,360
Series Y, 5.5% 7/1/36 (MBIA Insured)	1,000,000	1,112,560
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans.
Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America
Insured)	3,000,000	3,322,440
Series 2002 E, 5.5% 7/1/21 (FSA Insured)	1,700,000	1,943,219
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (c)	12,985,000	14,123,785
5.5% 10/1/40 (Escrowed to Maturity) (c)	23,570,000	25,471,392
Series C, 5.5% 7/1/25 (AMBAC Insured)	7,500,000	8,566,950
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series HH, 5.25% 7/1/29 (FSA Insured)	3,230,000	3,443,858
Series QQ, 5.5% 7/1/16 (XL Cap. Assurance, Inc.
Insured)	3,195,000	3,583,863
		73,991,234

Virgin Islands – 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/11	805,000	845,677
5% 10/1/13	700,000	738,787
5.25% 10/1/16	750,000	795,413
		2,379,877

TOTAL INVESTMENT PORTFOLIO – 98.6%
(Cost $1,771,338,257)	1,815,479,197

NET OTHER ASSETS – 1.4%		25,052,396

NET ASSETS – 100%	$1,840,531,593

15 Quarterly Report

Investments (Unaudited) - continued

Legend

(a)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(c)	Security collateralized by an amount sufficient to pay interest and principal.

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,770,495,132. Net unrealized appreciation aggregated $44,984,065, of which $56,002,287 related to appreciated investment securities and $11,018,222 related to depreciated investment securities.

Quarterly Report

16

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

17 Quarterly Report

Quarterly Holdings Report for Fidelity® Massachusetts AMT Tax-Free Money Market Fund

October 31, 2005

1.809100.101 SMA-QTLY-1205

Investments October 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities — 98.8%

	Principal	Value
	Amount
Massachusetts – 90.5%
ABN-AMRO Muni. Tops Ctfs. Trust Participating VRDN
Series AAB 05 34, 2.73% (Liquidity Facility ABN-AMRO
Bank NV) (b)(d)	$13,395,000	$13,395,000
Cambridge Gen. Oblig. BAN 3.75% 3/1/06	3,600,000	3,610,982
Chicopee Gen. Oblig. BAN 2.75% 11/17/05	20,000,000	20,000,234
Cohasset Gen. Oblig. BAN 4% 8/11/06	11,657,187	11,754,616
Concord Gen. Oblig. BAN 4% 9/28/06	5,300,000	5,352,292
Dighton-Rehoboth Reg’l. School District BAN 4% 6/2/06	6,000,000	6,037,427
Easton Gen. Oblig. BAN 3.5% 6/9/06	5,300,000	5,321,750
Fall River Gen. Oblig. BAN 4% 7/26/06	5,700,000	5,740,458
Franklin Gen. Oblig. BAN 3.75% 3/28/06	3,800,000	3,815,830
Massachusetts Bay Trans. Auth.:
Participating VRDN:
Series EGL 04 24, Class A, 2.74% (Liquidity Facility
Citibank NA) (b)(d)	2,800,000	2,800,000
Series EGL 04 31 Class A, 2.74% (Liquidity Facility
Citibank NA) (b)(d)	5,000,000	5,000,000
Series EGL 99 2101, 2.74% (Liquidity Facility Citibank
NA, New York) (b)(d)	4,645,000	4,645,000
Series Merlots 00 H, 2.71% (Liquidity Facility Wachovia
Bank NA) (b)(d)	8,400,000	8,400,000
Series PT 2250, 2.72% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	6,325,000	6,325,000
Series Putters 1062, 2.73% (Liquidity Facility JPMorgan
Chase & Co.) (b)(d)	12,255,000	12,255,000
Series TOC 04 D, 2.73% (Liquidity Facility Goldman Sachs
Group, Inc.) (b)(d)	2,200,000	2,200,000
Series 1999, 2.78%, VRDN (b)	12,100,000	12,100,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating
VRDN:
Series EGL 04 4, 2.74% (Liquidity Facility Citibank
NA) (b)(d)	9,285,000	9,285,000
Series EGL 720050007, 2.74% (Liquidity Facility Citibank
NA) (b)(d)	18,700,000	18,700,000
Series PT 1580, 2.72% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	8,430,000	8,430,000
Series PT 2081, 2.72% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	3,000,000	3,000,000
Series PT 2459, 2.72% (Liquidity Facility Dexia Cr. Local de
France) (b)(d)	8,760,000	8,760,000
Series PT 2581, 2.72% (Liquidity Facility Dexia Cr. Local de
France) (b)(d)	46,940,000	46,940,000

Quarterly Report

2

Municipal Securities – continued
	Principal	Value
	Amount
Massachusetts – continued
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating
VRDN: – continued
Series PT 2875, 2.72% (Liquidity Facility Dexia Cr. Local de
France) (b)(d)	$ 2,805,000	$2,805,000
Series Putters 732, 2.73% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	7,725,000	7,725,000
Series ROC II R358, 2.74% (Liquidity Facility Citibank
NA) (b)(d)	5,675,000	5,675,000
Massachusetts Dev. Fin. Agcy. Rev.:
Participating VRDN Series MS 974, 2.72% (Liquidity Facility
Morgan Stanley) (b)(d)	2,781,500	2,781,500
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 2.75%,
LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,900,000	3,900,000
(Boston Renaissance Charter School Proj.) 2.75%, LOC Fleet
Nat’l. Bank, VRDN (b)	9,000,000	9,000,000
(Saint Mark’s School Proj.) 2.71%, LOC Fleet Nat’l. Bank,
VRDN (b)	7,860,000	7,860,000
(Thayer Academy Proj.) 2.7%, LOC Allied Irish Banks PLC,
VRDN (b)	2,000,000	2,000,000
Massachusetts Gen. Oblig.:
Bonds:
Series PT 391, 2.95%, tender 7/20/06 (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)(f)	12,130,000	12,130,000
Series PT 983, 2.95%, tender 7/20/06 (Liquidity Facility
DEPFA BANK PLC) (b)(d)(f)	7,395,000	7,395,000
Series PT 987, 2.95%, tender 7/20/06 (Liquidity Facility
DEPFA BANK PLC) (b)(d)(f)	8,140,000	8,140,000
Participating VRDN:
Series AAB 00 18, 2.71% (Liquidity Facility ABN-AMRO
Bank NV) (b)(d)	4,600,000	4,600,000
Series AAB 02 18, 2.72% (Liquidity Facility ABN-AMRO
Bank NV) (b)(d)	4,500,000	4,500,000
Series Clipper 05 22, 2.73% (Liquidity Facility State Street
Bank & Trust Co., Boston) (b)(d)	5,100,000	5,100,000
Series EGL 00 2102, 2.74% (Liquidity Facility Citibank
NA, New York) (b)(d)	2,500,000	2,500,000
Series EGL 01 2102, 2.74% (Liquidity Facility Citibank
NA, New York) (b)(d)	4,300,000	4,300,000
Series EGL 01 2103, 2.74% (Liquidity Facility Citibank
NA, New York) (b)(d)	11,685,000	11,685,000
Series EGL 01 2104, 2.74% (Liquidity Facility Citibank
NA, New York) (b)(d)	4,690,000	4,690,000

3 Quarterly Report

Investments (Unaudited) - continued

Municipal Securities – continued

	Principal	Value
	Amount
Massachusetts – continued
Massachusetts Gen. Oblig.: – continued
Participating VRDN:
Series EGL 01 2105, 2.74% (Liquidity Facility Citibank
NA, New York) (b)(d)	$11,700,000	$11,700,000
Series EGL 03 7777, 2.74% (Liquidity Facility Citibank
NA, New York) (b)(d)	8,100,000	8,100,000
Series EGL 04 0003, 2.74% (Liquidity Facility Citibank
NA) (b)(d)	7,200,000	7,200,000
Series EGL 04 0007, 2.74% (Liquidity Facility Citibank
NA) (b)(d)	9,900,000	9,900,000
Series Merlot 05 B1, 2.72% (Liquidity Facility Wachovia
Bank NA) (b)(d)	5,500,000	5,500,000
Series Merlots 04 B12, 2.71% (Liquidity Facility Wachovia
Bank NA) (b)(d)	2,190,000	2,190,000
Series Merlots 04 C42, 2.71% (Liquidity Facility Wachovia
Bank NA) (b)(d)	3,995,000	3,995,000
Series Merlots A51, 2.71% (Liquidity Facility Wachovia
Bank NA) (b)(d)	7,170,000	7,170,000
Series MS 01 535, 2.72% (Liquidity Facility Morgan
Stanley) (b)(d)	5,400,000	5,400,000
Series MS 1047, 2.72% (Liquidity Facility Morgan
Stanley) (b)(d)	3,400,000	3,400,000
Series MS 1186, 2.72% (Liquidity Facility Rabobank
Nederland Coop. Central) (b)(d)	5,500,000	5,500,000
Series MS 903, 2.72% (Liquidity Facility Morgan
Stanley) (b)(d)	6,500,000	6,500,000
Series PT 1945, 2.72% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	4,160,000	4,160,000
Series PT 2008, 2.72% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	4,200,000	4,200,000
Series PT 2279, 2.72% (Liquidity Facility Dexia Cr. Local
de France) (b)(d)	5,310,000	5,310,000
Series PT 2299, 2.72% (Liquidity Facility Dexia Cr. Local
de France) (b)(d)	5,170,000	5,170,000
Series PT 2332, 2.72% (Liquidity Facility Dexia Cr. Local
de France) (b)(d)	5,440,000	5,440,000
Series PT 2367, 2.72% (Liquidity Facility Dexia Cr. Local
de France) (b)(d)	5,515,000	5,515,000
Series PT 2426, 2.72% (Liquidity Facility Dexia Cr. Local
de France) (b)(d)	4,820,000	4,820,000
Series PT 2623, 2.72% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	4,825,000	4,825,000
Series PT 3125, 2.72% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	10,815,000	10,815,000

Quarterly Report 4

Municipal Securities – continued
	Principal	Value
	Amount
Massachusetts – continued
Massachusetts Gen. Oblig.: – continued
Participating VRDN:
Series PT 921, 2.72% (Liquidity Facility BNP Paribas
SA) (b)(d)	$ 5,430,000	$ 5,430,000
Series Putters 301, 2.72% (Liquidity Facility JPMorgan
Chase & Co.) (b)(d)	4,655,000	4,655,000
Series Putters 462, 2.73% (Liquidity Facility PNC Bank
NA, Pittsburgh) (b)(d)	2,570,000	2,570,000
Series ROC II R102, 2.74% (Liquidity Facility Citibank
NA) (b)(d)	4,865,000	4,865,000
Series SG 126, 2.72% (Liquidity Facility Societe
Generale) (b)(d)	3,255,000	3,255,000
Series Stars 100, 2.72% (Liquidity Facility BNP Paribas
SA) (b)(d)	7,740,000	7,740,000
Series Stars 105, 2.72% (Liquidity Facility BNP Paribas
SA) (b)(d)	5,430,000	5,430,000
Series Stars 80, 2.72% (Liquidity Facility BNP Paribas
SA) (b)(d)	5,700,000	5,700,000
Series TOC 05 BB, 2.73% (Liquidity Facility Goldman
Sachs Group, Inc.) (b)(d)	8,000,000	8,000,000
(Central Artery Proj.):
Series 2000 A, 2.72% (Liquidity Facility Landesbank
Baden-Wuert), VRDN (b)	52,890,000	52,890,000
Series B, 2.72%, VRDN (b)	13,000,000	13,000,000
Series 1997 B, 2.7% (Liquidity Facility Landesbank
Hessen-Thuringen), VRDN (b)	10,000,000	10,000,000
Series 1998 B, 2.7% (Liquidity Facility DEPFA BANK PLC),
VRDN (b)	23,300,000	23,300,000
Series 2001 B, 2.79% (Liquidity Facility Landesbank
Hessen-Thuringen), VRDN (b)	30,210,000	30,210,000
Series 2001 C, 2.79% (Liquidity Facility State Street Bank &
Trust Co., Boston), VRDN (b)	3,200,000	3,200,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds (Amherst College Proj.) Series H, 2.7%, tender
4/3/06 (b)	9,300,000	9,300,000
Participating VRDN:
Series 01 834, 2.72% (Liquidity Facility Morgan Stanley) (b)(d)	12,200,000	12,200,000
Series EGL 03 18, 2.74% (Liquidity Facility Citibank NA,
New York) (b)(d)	9,995,000	9,995,000
Series EGL 03 50, 2.74% (Liquidity Facility Citibank NA,
New York) (b)(d)	4,700,000	4,700,000
Series EGL 04 39, 2.74% (Liquidity Facility Citibank
NA) (b)(d)	6,180,000	6,180,000

5		Quarterly Report

Investments (Unaudited) - continued

Municipal Securities – continued
	Principal	Value
	Amount
Massachusetts – continued
Massachusetts Health & Edl. Facilities Auth. Rev.: – continued
Participating VRDN:
Series EGL 96 2101, 2.74% (Liquidity Facility Citibank
NA, New York) (b)(d)	$ 5,975,000	$5,975,000
Series EGL 97 2104, 2.74% (Liquidity Facility Citibank
NA, New York) (b)(d)	5,000,000	5,000,000
Series Merlots 00 T, 2.71% (Liquidity Facility Wachovia
Bank NA) (b)(d)	1,575,000	1,575,000
Series Merlots 00 WW, 2.71% (Liquidity Facility Wachovia
Bank NA) (b)(d)	4,800,000	4,800,000
Series Merlots 97 Y, 2.71% (Liquidity Facility Wachovia
Bank NA) (b)(d)	4,435,000	4,435,000
Series PA 595R, 2.72% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	4,000,000	4,000,000
Series PT 2664, 2.72% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	7,060,000	7,060,000
Series PT 2665, 2.72% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	9,650,000	9,650,000
Series PT 2872, 2.72% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	6,980,000	6,980,000
Series PT 904, 2.72% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(d)	9,090,000	9,090,000
Series SGB 42, 2.74% (Liquidity Facility Societe
Generale) (b)(d)	8,700,000	8,700,000
(Baystate Med. Ctr. Proj.) Series G, 2.75%, LOC Bank of
America NA, VRDN (b)	11,300,000	11,300,000
(Bentley College Proj.) Series K, 2.78%, LOC Fleet Nat’l.
Bank, VRDN (b)	9,800,000	9,800,000
(Home for Little Wanderers Proj.) Series B, 2.7%, LOC Fleet
Bank NA, VRDN (b)	6,835,000	6,835,000
(Partners HealthCare Sys., Inc. Proj.) Series P2, 2.67%
(FSA Insured), VRDN (b)	28,050,000	28,050,000
(Williams College Proj.) Series E, 2.69%, VRDN (b)	6,700,000	6,700,000
Series B, 2.71%, LOC Citizens Bank of Massachusetts,
VRDN (b)	6,190,000	6,190,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Participating VRDN
Series Merlots H, 2.71% (Liquidity Facility Wachovia Bank
NA) (b)(d)	8,375,000	8,375,000
Massachusetts Indl. Fin. Agcy. Health Care Facilities Auth.
(Jewish Geriatric Svcs., Inc. Proj.) 2.69%, LOC Lloyds TSB
Bank PLC, VRDN (b)	4,740,000	4,740,000
Massachusetts Indl. Fin. Agcy. Rev.:

Participating VRDN Series SG 56, 2.72% (Liquidity Facility

Societe Generale) (b)(d) 7,025,000 7,025,000

Quarterly Report 6

Municipal Securities – continued
	Principal	Value
	Amount
Massachusetts – continued
Massachusetts Indl. Fin. Agcy. Rev.: – continued
(JHC Assisted Living Corp. Proj.) Series 1998 A, 2.7%, LOC
SunTrust Bank, VRDN (b)	$ 2,000,000	$ 2,000,000
(Mary Ann Morse Nursing Home Proj.):
Series 1994 A, 2.7%, LOC ABN-AMRO Bank NV,
VRDN (b)	2,800,000	2,800,000
Series 1994 B, 2.7%, LOC ABN-AMRO Bank NV,
VRDN (b)	4,000,000	4,000,000
(Society for the Prevention of Cruelty to Animals Proj.)
Series 1997, 2.71%, LOC Fleet Nat’l. Bank, VRDN (b)	3,680,000	3,680,000
(Youville Place Proj.) Series 1996, 2.74% (AMBAC Insured),
VRDN (b)	3,900,000	3,900,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys.
Rev. Participating VRDN Series PT 1951, 2.72% (Liquidity
Facility Merrill Lynch & Co., Inc.) (b)(d)	9,945,000	9,945,000
Massachusetts Port Auth. Rev. Participating VRDN:
Series PA 599R, 2.72% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	4,850,000	4,850,000
Series Putters 893, 2.72% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	12,470,000	12,470,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.
Participating VRDN:
Series 720050069, 2.74% (Liquidity Facility Citibank
NA) (b)(d)	9,600,000	9,600,000
Series EGL 7050070, 2.74% (Liquidity Facility Citibank
NA) (b)(d)	10,000,000	10,000,000
Series PT 3105, 2.72% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	12,000,000	12,000,000
Series PT 3116, 2.72% (Liquidity Facility DEPFA BANK
PLC) (b)(d)	3,705,000	3,705,000
Series PT 3157, 2.72% (Liquidity Facility DEPFA BANK
PLC) (b)(d)	8,600,000	8,600,000
Series Putters 1007, 2.73% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	18,810,000	18,810,000
Series ROC II R414, 2.74% (Liquidity Facility Citibank
NA) (b)(d)	5,200,000	5,200,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Participating
VRDN:
Series Clipper 05 32, 2.73% (Liquidity Facility State Street
Bank & Trust Co., Boston) (b)(d)	11,000,000	11,000,000
Series Macon 05 K, 2.73% (Liquidity Facility Bank of
America NA) (b)(d)	7,000,000	7,000,000
Series PT 3058, 2.72% (Liquidity Facility Dexia Cr. Local de
France) (b)(d)	19,100,000	19,100,000

7		Quarterly Report

Investments (Unaudited) - continued

Municipal Securities – continued
	Principal	Value
	Amount
Massachusetts – continued
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.
Participating VRDN Series SG 124, 2.72% (Liquidity Facility
Societe Generale) (b)(d)	$16,985,000	$16,985,000
Massachusetts Tpk. Auth. Tpk. Rev. Participating VRDN Series
PA 581R, 2.72% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	19,885,000	19,885,000
Massachusetts Tpk. Auth. Western Tpk. Rev. Participating
VRDN Series BA 97 N, 2.73% (Liquidity Facility Bank of
America NA) (b)(d)	14,250,000	14,250,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series CDC 04 3, 2.72% (Liquidity Facility CDC Fin.-CDC
IXIS) (b)(d)	5,280,000	5,280,000
Series PT 2365, 2.72% (Liquidity Facility Dexia Cr. Local de
France) (b)(d)	5,880,000	5,880,000
Series Putters 578, 2.72% (Liquidity Facility JPMorgan Chase
& Co.) (b)(d)	4,985,000	4,985,000
Series Putters 867T, 2.73% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	3,835,000	3,835,000
Series ROC II R6512, 2.74% (Liquidity Facility Citibank
NA) (b)(d)	2,650,000	2,650,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement
Rev. Participating VRDN:
Series Merlots 99 N, 2.71% (Liquidity Facility Wachovia
Bank NA) (b)(d)	5,070,000	5,070,000
Series SGA 87, 2.72% (Liquidity Facility Societe
Generale) (b)(d)	5,000,000	5,000,000
Massachusetts Wtr. Resources Auth.:
Participating VRDN:
Series AAB 05 10, 2.73% (Liquidity Facility ABN-AMRO
Bank NV) (b)(d)	5,500,000	5,500,000
Series EGL 02 2101, 2.74% (Liquidity Facility Citibank
NA, New York) (b)(d)	4,600,000	4,600,000
Series EGL 7050015, 2.74% (Liquidity Facility Citibank
NA) (b)(d)	7,000,000	7,000,000
Series MS 04 1038, 2.72% (Liquidity Facility Morgan
Stanley) (b)(d)	8,870,000	8,870,000
Series Putters 826, 2.73% (Liquidity Facility Dresdner Bank
AG) (b)(d)	6,585,000	6,585,000
Series ROC II R252, 2.74% (Liquidity Facility Citibank
NA) (b)(d)	6,585,000	6,585,000
Series 1997 B, 2.68% (AMBAC Insured), VRDN (b)	13,855,000	13,855,000
Series 1998 D, 2.68% (FGIC Insured), VRDN (b)	7,700,000	7,700,000
Series 2000 B, 2.68% (FGIC Insured), VRDN (b)	22,825,000	22,825,000
Melrose Gen. Oblig. BAN 4% 8/10/06	8,200,000	8,267,085

Quarterly Report 8

Municipal Securities – continued
	Principal	Value
	Amount
Massachusetts – continued
Mendon Upton Reg’l. School District BAN 3.5% 2/28/06	$ 4,600,000	$ 4,610,912
Northborough-Southboro Reg’l. School District BAN 4.5%
10/26/06	8,962,784	9,084,173
Route 3 North Trans. Impt. Assoc. Lease Rev.:
Participating VRDN:
Series AAB 00 14, 2.71% (Liquidity Facility ABN-AMRO
Bank NV) (b)(d)	6,535,000	6,535,000
Series EGL 01 2101, 2.74% (Liquidity Facility Citibank
NA, New York) (b)(d)	2,200,000	2,200,000
Series B, 2.69% (AMBAC Insured), VRDN (b)	5,000,000	5,000,000
Univ. of Massachusetts Bldg. Auth. Proj. Rev. Participating
VRDN Series ROC II 2038, 2.74% (Liquidity Facility
Citigroup Global Markets Hldgs., Inc.) (b)(d)	5,115,000	5,115,000
Univ. of Massachusetts Bldg. Auth. Rev. Participating VRDN
Series ROC II R381. 2.74% (Liquidity Facility Citibank
NA) (b)(d)	3,000,000	3,000,000
Wachusett Reg’l. School District BAN 4.25% 7/14/06	5,000,000	5,042,780
		1,201,220,039

Puerto Rico – 7.3%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series LB 05 F2, 2.86% (Lehman Brothers Hldgs., Inc.
Guaranteed) (Liquidity Facility Lehman Brothers Hldgs.,
Inc.) (b)(d)	10,000,000	10,000,000
Series Merlots 01 A107, 2.69% (Liquidity Facility Wachovia
Bank NA) (b)(d)	24,595,000	24,595,000
Series PA 1225, 2.73% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	11,055,000	11,055,000
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Participating VRDN Series Merlots 00 A15, 2.69% (Liquidity
Facility Wachovia Bank NA) (b)(d)	14,290,000	14,290,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN
Series Merlots B03, 2.69% (Liquidity Facility Wachovia Bank
NA) (b)(d)	9,965,000	9,965,000
Puerto Rico Govt. Dev. Bank:
2.85% 1/30/06, LOC Societe Generale, CP (a)	8,300,000	8,300,000
2.85% 1/30/06, LOC Societe Generale, CP (a)	4,000,000	4,000,000

9 Quarterly Report

Investments (Unaudited) - continued

Municipal Securities – continued

	Principal	Value
	Amount
Puerto Rico – continued
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities
Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998,
3.13%, LOC Banco Santander Central Hispano SA,
VRDN (b)	$ 1,100,000	$1,100,000
Puerto Rico Pub. Bldgs Auth. Rev. Participating VRDN Series
Stars 97, 2.7% (Liquidity Facility BNP Paribas SA) (b)(d)	13,570,000	13,570,000
		96,875,000

	Shares
Other – 1.0%

Fidelity Tax-Free Cash Central Fund, 2.68% (c)(e)			13,051,700	13,051,700
TOTAL INVESTMENT PORTFOLIO – 98.8%
(Cost $1,311,146,739)				1,311,146,739
NET OTHER ASSETS – 1.2%				15,311,673
NET ASSETS – 100%			$1,326,458,412
Security Type Abbreviations
BAN	—	BOND ANTICIPATION NOTE
CP	—	COMMERCIAL PAPER
VRDN —		VARIABLE RATE DEMAND NOTE
Legend

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $12,300,000 or 0.9% of net assets.

(b)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c)	Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(d)	Provides evidence of ownership in one or more underlying municipal bonds.

(e)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

Quarterly Report

10

(f)	Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,665,000 or 2.1% of net assets.

Additional information on each holding is as follows:

Acquisition
Security	Date		Cost
Massachusetts
Gen. Oblig.
Bonds Series PT
391, 2.95%,
tender 7/20/06
(Liquidity Facility
Merrill Lynch &	1/6/03 --
Co., Inc.)	5/18/05	$12,130,000

Massachusetts
Gen. Oblig.
Bonds Series PT
983, 2.95%,
tender 7/20/06
(Liquidity Facility
DEPFA BANK
PLC)	6/24/04	$ 7,395,000

Massachusetts
Gen. Oblig.
Bonds Series PT
987, 2.95%,
tender 7/20/06
(Liquidity Facility
DEPFA BANK
PLC)	6/24/04	$ 8,140,000

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,311,146,739.

11 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

12

Item 2.

Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a -2(a)) is filed and attached hereto as Exhibit 99.CERT.

1

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 22, 2005

By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	December 22, 2005

2